Information about Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	4.06	$ 1.95	$ 1.97	$ 2.13
Options outstanding, No. of Shares	3,130
Option currently exercisable, Exercise price	4.67	$ 2.13	$ 2.15
Option currently exercisable, No. of Shares	2,595
Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	520
Options outstanding, Weighted average remaining contractual life	7 years 10 months 17 days
Option currently exercisable, No. of Shares	264
Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	1,994
Options outstanding, Weighted average remaining contractual life	5 years 3 months 22 days
Option currently exercisable, No. of Shares	1,715
Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	616
Options outstanding, Weighted average remaining contractual life	2 years 7 months 24 days
Option currently exercisable, No. of Shares	616
Minimum | Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price
Option currently exercisable, Exercise price
Minimum | Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	1
Option currently exercisable, Exercise price	1
Minimum | Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	10
Option currently exercisable, Exercise price	10
Maximum | Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	1
Option currently exercisable, Exercise price	1
Maximum | Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	10
Option currently exercisable, Exercise price	10
Maximum | Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	20
Option currently exercisable, Exercise price	20